Investment Objectives and Goals	Oct. 31, 2025
Innovator Deepwater Frontier Tech ETF
Prospectus [Line Items]
Risk/Return [Heading]	Innovator Deepwater Frontier Tech ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to provide capital appreciation.
Innovator Equity Autocallable Income Strategy ETF
Prospectus [Line Items]
Risk/Return [Heading]	Innovator Equity Autocallable Income Strategy ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to provide investors with a high level of income and the potential to limit downside losses.
Innovator Equity Premium Income - Daily PutWrite ETF
Prospectus [Line Items]
Risk/Return [Heading]	Innovator Equity Premium Income – Daily PutWrite ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to provide current income while providing capital appreciation.
Innovator Gradient Tactical Rotation Strategy ETF
Prospectus [Line Items]
Risk/Return [Heading]	Innovator Gradient Tactical Rotation Strategy ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to provide long term capital appreciation with an objective of providing excess returns over the S&P Global Broad Market Index (“S&P Global BMI”).
Innovator IBD(R) 50 ETF
Prospectus [Line Items]
Risk/Return [Heading]	Innovator IBD® 50 ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to track, before fees and expenses, the performance of the IBD® 50 Index (the “Index”).
Innovator IBD Breakout Opportunities ETF
Prospectus [Line Items]
Risk/Return [Heading]	Innovator IBD® Breakout Opportunities ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to track, before fees and expenses, the performance of the IBD® Breakout Stocks Index (the “Index”).
Innovator Index Autocallable Income Strategy ETF
Prospectus [Line Items]
Risk/Return [Heading]	Innovator Index Autocallable Income Strategy ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to provide investors with a high level of income and the potential to limit downside losses.
Innovator Laddered Allocation Buffer ETF
Prospectus [Line Items]
Risk/Return [Heading]	Innovator Laddered Allocation Buffer ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks investment results that generally correspond (before fees and expenses) to the performance of the MerQube U.S. Large Cap Equity Buffer Laddered Index (the “Index”).
Innovator Laddered Allocation Power Buffer ETF
Prospectus [Line Items]
Risk/Return [Heading]	Innovator Laddered Allocation Power Buffer ETF™
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks investment results that generally correspond (before fees and expenses) to the performance of the FTSE Laddered Power Buffer Strategy Price Return Index (the “Index”).
Innovator S&P Investment Grade Preferred ETF
Prospectus [Line Items]
Risk/Return [Heading]	Innovator S&P Investment Grade Preferred ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks investment results that generally correspond (before fees and expenses) to the price and yield of the S&P U.S. High Quality Preferred Stock Index (the “Index”).